Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Equity Attributable To Owners [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 94,531	$ (50,704)	$ (469)	$ (14,962)	$ 28,396	$ 263	$ 28,659
Total net income (loss)		(15,537)			(15,537)	311	(15,226)
Total other comprehensive income			224		224		224
Member Draws						(303)	(303)
Acquisition of commons shares for Restricted Share Unit (RSU) Plan				(1,761)	(1,761)		(1,761)
Release of treasury shares	(15,798)			15,798
Exercise of stock options	592				592		592
Equity-settled share-based payment	18,980				18,980		18,980
Balance at Sep. 30, 2023	98,305	(66,241)	(245)	(925)	30,894	271	31,165
Balance at Dec. 31, 2023	115,504	(78,205)	(167)	(257)	36,875	209	37,084
Total net income (loss)		(19,898)			(19,898)	150	(19,748)
Total other comprehensive income			362		362		362
Member Draws						(171)	(171)
Acquisition of commons shares for Restricted Share Unit (RSU) Plan				(30,336)	(30,336)		(30,336)
Release of treasury shares	(29,365)			29,365
Exercise of stock options	5,617				5,617		5,617
Exercise of warrants	862				862		862
Shares withheld for taxes	(1,477)				(1,477)		(1,477)
Equity-settled share-based payment	37,797				37,797		37,797
Balance at Sep. 30, 2024	$ 128,938	$ (98,103)	$ 195	$ (1,228)	$ 29,802	$ 188	$ 29,990